UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.7%

	MUNICIPAL BONDS – 95.7%

	Consumer Discretionary – 0.2%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 100,257
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 2.2%
150	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	146,717
	Refunding Series 2006A-2, 5.250%, 6/01/26
275	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	235,403
	Series 2006A-3, 5.000%, 6/01/35
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
290	4.750%, 6/01/22	6/16 at 100.00	BBB–	291,154
540	5.000%, 6/01/26	6/16 at 100.00	BB–	547,447
1,255	Total Consumer Staples			1,220,721
	Education and Civic Organizations – 21.3%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	102,448
	2007A, 5.000%, 7/01/31
165	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B+	135,548
	Schools, Series 2007A, 5.000%, 4/01/37
280	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	286,628
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	30,646
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	448,094
	2007A, 5.000%, 7/01/41 – RAAI Insured
150	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	163,618
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,133,700
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
20	5.000%, 7/01/31	No Opt. Call	Aa3	22,895
25	5.000%, 7/01/33	No Opt. Call	Aa3	28,368
405	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA–	430,839
	5.000%, 7/01/37 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	1,120,730
	2011A, 5.000%, 10/01/41
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	330,519
	2015A, 5.000%, 7/01/35
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,026,440
	University, Series 2010A, 5.000%, 7/01/40
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Ba1	127,298
	2010, 5.250%, 7/01/35
815	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba3	788,749
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
110	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	121,549
	Project, Series 2013, 5.000%, 9/01/38
2,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	2,165,660
	Rochester Project, Series 2011B, 5.000%, 7/01/41
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
500	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	512,435
430	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	436,665
300	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AA–	303,411
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
1,005	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	No Opt. Call	AA–	1,136,404
	Society, Series 2014A, 5.000%, 8/01/32
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	69,140
	College, Series 2007, 5.000%, 10/01/27
11,040	Total Education and Civic Organizations			11,921,784
	Financials – 0.9%
450	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	520,029
	Series 2005, 5.250%, 10/01/35
	Health Care – 8.9%
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	1,020,900
	Series 2006, 5.000%, 3/01/41
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	9/15 at 100.00	AA–	451,705
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A	110,277
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
250	6.000%, 12/01/15	No Opt. Call	Ba1	254,947
160	6.500%, 12/01/21	12/18 at 100.00	Ba1	180,706
210	6.125%, 12/01/29	12/18 at 100.00	Ba1	231,063
405	6.250%, 12/01/37	12/18 at 100.00	Ba1	443,115
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	985,388
	Center, Series 2006-1, 5.000%, 7/01/35
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	855,675
	2011A, 6.000%, 7/01/40
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	2/17 at 100.00	BB+	101,699
90	5.500%, 2/01/32	2/17 at 100.00	BB+	91,159
240	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	9/15 at 100.00	B+	240,415
	Series 2001B, 7.125%, 7/01/31
4,705	Total Health Care			4,967,049
	Housing/Multifamily – 0.5%
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	280,332
	11/01/38 (Alternative Minimum Tax)
	Industrials – 3.4%
40	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	42,374
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
1,865	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,880,181
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,905	Total Industrials			1,922,555
	Long-Term Care – 2.3%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	101,753
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	9/15 at 100.00	N/R	50,014
	5.000%, 7/01/35 – ACA Insured
735	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/15 at 100.00	N/R	737,198
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
225	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	228,103
	Project, Series 2006A, 6.000%, 11/15/36
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	19,013
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
165	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	163,135
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
1,300	Total Long-Term Care			1,299,216
	Tax Obligation/General – 3.7%
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,387,751
5	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	5,211
600	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	685,002
1,865	Total Tax Obligation/General			2,077,964
	Tax Obligation/Limited – 26.0%
1,050	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,163,642
	Purpose Series 2012D, 5.000%, 2/15/37
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	No Opt. Call	AAA	1,121,680
	5.000%, 3/15/44
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,268,120
	2011A, 5.750%, 2/15/47
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	A	1,574,745
	5.000%, 2/15/47
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	634,560
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	1,117,530
	Series 2015S-2, 5.000%, 7/15/40
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	1,107,400
	Fiscal 2013 Series I, 5.000%, 5/01/38
450	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	505,530
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,165,430
	Subordinate Series 2011-D1, 5.250%, 2/01/30
535	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/19 at 100.00	AAA	717,895
	Tender Option Bond Trust 2015-XF0080, 13.416%, 5/01/32 (IF)
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	847,601
	Series 2008A, 5.000%, 12/15/26 (UB)
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA+	675,929
	Trust 2800, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	459,604
	5.000%, 4/01/27
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	1,185,440
	Tender Option Bond Trust 09-6W, 13.342%, 3/15/37 (IF) (4)
12,905	Total Tax Obligation/Limited			14,545,106
	Transportation – 9.6%
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AA–	509,205
	5.000%, 11/15/15 – FGIC Insured
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	1,131,660
	5.250%, 11/15/38
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/15 at 100.00	BB	1,004,010
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	275,150
	Center Project, Series 2011, 5.000%, 11/15/44
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	9/24 at 100.00	AA–	1,718,160
	Eighty-Forth Series 2014, 5.000%, 9/01/33
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	158,088
	Eighth Series 2008, Trust 2920, 18.022%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB	296,676
215	6.000%, 12/01/36	12/20 at 100.00	BBB	250,778
4,875	Total Transportation			5,343,727
	U.S. Guaranteed – 7.4% (5)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A3 (5)	1,100,120
	2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
175	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	180,854
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,595	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA– (5)	1,730,671
	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A (5)	101,207
	Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)
995	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	N/R (5)	1,037,526
	(Pre-refunded 6/01/16)
3,865	Total U.S. Guaranteed			4,150,378
	Utilities – 8.2%
550	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	613,046
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
35	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	37,296
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	591,067
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	445,243
50	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	54,123
	5.000%, 9/01/44
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	433,824
	5.000%, 5/01/38
865	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	892,386
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
1,365	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE,	12/23 at 100.00	AAA	1,538,246
	5.000%, 12/15/41
4,265	Total Utilities			4,605,231
	Water and Sewer – 1.1%
200	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding	7/25 at 100.00	A	228,218
	Series 2015A, 5.000%, 7/01/29
275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/18 at 100.00	AA+	385,352
	Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 17.768%, 12/15/31 (IF)
475	Total Water and Sewer			613,570
$ 49,280	Total Long-Term Investment (cost $50,462,729)			53,567,919

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 6.3%

	MUNICIPAL BONDS – 6.3%

	Education and Civic Organizations – 1.3%
$ 750	Syracuse Industrial Development Agency, New York, Civic Facility Revenue, Syracuse University,	7/15 at 100.00	A-1+	$ 750,000
	Variable Rate Demand Bond Series 2005B, 0.040%, 12/01/35 (6)
	Tax Obligation/General – 2.2%
1,200	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal	10/15 at 100.00	A-1	1,200,000
	Sub Series 2005F-4, 0.070%, 9/01/35 (6)
	Tax Obligation/Limited – 1.4%
750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate Demand	9/15 at 100.00	A-1+	750,000
	Obligations Refunding Series 2002B-1, 0.060%, 11/01/22 (6)
	Transportation – 1.4%
800	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate	10/15 at 100.00	A-1+	800,000
	Demand Obligations Series 2001B, 0.060%, 1/01/32 (6)
3,500	Total Short-Term Investments (cost $3,500,000)			3,500,000
$ 52,780	Total Investments (cost $53,962,729) – 102.0%			57,067,919
	Floating Rate Obligations – (1.8)%			(1,005,000)
	Other Assets Less Liabilities – (0.2)%			(116,008)
	Net Assets – 100%			$ 55,946,911

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$53,567,919	$ —	$53,567,919
Short-Term Investments:
Municipal Bonds	—	—	3,500,000	3,500,000
Total	$ —	$53,567,919	$3,500,000	$57,067,919

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $52,939,179.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$3,208,057
Depreciation	(81,949)
Net unrealized appreciation (depreciation) of investments	$3,126,108

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015